Summary of contract liabilities (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	₨ 779,703	₨ 924,051
Advances From Customer [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	531,526	537,002
Deferred Revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	₨ 248,177	₨ 387,049